FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
FIXED ASSETS
Schedule of property and equipment
	December 31,	December 31,
	2025	2024

Production equipment	$32,020	$-
Office equipment	22,159
Vehicle	24,710	-

Total property and equipment	78,889	-
Less: accumulated depreciation	(47,700)	-

Property and equipment, net	$31,189	$-